STOCK OPTION PLAN (Tables)	9 Months Ended
Sep. 30, 2014
Summary of Information with Respect to Stock Options Outstanding and Currently Exercisable and Vested

The following table summarizes information with respect to stock options outstanding and currently exercisable and vested.

As of December 31, 2013:

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE AND VESTED
RANGE OF EXERCISE PRICES	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)
$.0001 – $0.08	480,000	5.9	480,000	5.9
$0.09 – $0.17	225,000	6.9	170,312	6.9
$0.18 – $0.27	2,890,000	8.8	861,035	8.7
$0.28 – $0.34	45,000	9.3	8,958	9.3

As of September 30, 2014 (unaudited):

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE AND VESTED
RANGE OF EXERCISE PRICES	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)
$.0001 – $0.17	505,000	5.4	492,501	5.4
$0.18 – $0.27	2,849,896	8.0	1,400,977	8.0
$0.28 – $2.95	484,200	9.3	39,270	9.0
$2.96 – $9.16	265,000	9.6	—	—
$9.17 – $11.50	278,400	9.7	—	—
$11.51 – $17.00	455,000	9.8	—	—

Stock-Based Compensation Expense Related to Issuance of Stock Option Awards to Employees and Nonemployees

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards to employees and nonemployees in the consolidated statement of operations and comprehensive loss as follows (in thousands):

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Research and development	$54	$362	$191	$3,806
General and administrative	22	153	109	636

Total	$76	$515	$300	$4,442

Schedule of Employees Stock Purchase Plan Valuation Assumptions

The fair value of each option issued to employees was estimated at the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEBMER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Expected volatility	82%	80%	80%	79%
Expected term (in years)	6.0	6.0	5.9	6.0
Risk-free interest rate	0.9%	1.0%	0.9%	1.9%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

2006 Equity Incentive Plan [Member]
Summary of Stock Options Activity

The following table summarizes option activity under our stock plans and related information:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	AGGREGATE INTRINSIC VALUE (a) (IN THOUSANDS)
Balances, January 1, 2012	705,000	$0.05
Options granted	2,890,000	$0.19
Options exercised	—	—
Options cancelled	—	—

Balances, December 31, 2012	3,595,000	$0.16	9.3	$495
Options granted	45,000	$0.34
Options exercised	—	—
Options cancelled	—	—

Balances, December 31, 2013	3,640,000	$0.16	8.3	$9,411
Options granted (unaudited)	1,492,600	$8.83
Options exercised (unaudited)	(213,021)	$0.01
Options cancelled (unaudited)	(82,083)	$1.91

Balances, September 30, 2014 (unaudited)	4,837,496	$2.82	8.2	$151,769

Vested and expected to vest as of December 31, 2013	3,579,500	$0.16	8.3	$9,257

Exercisable as of December 31, 2013	1,520,305	$0.13	7.6	$3,988

Vested and expected to vest as of September 30, 2014 (unaudited)	4,782,701	$2.79	8.2	$150,194

Exercisable as of September 30, 2014 (unaudited)	1,932,748	$0.19	7.3	$65,716

(a)	The aggregate intrinsic value is calculated as the difference between the options exercise price and the estimated fair value of the underlying common stock.

Non Employees [Member]
Schedule of Employees Stock Purchase Plan Valuation Assumptions

We used the following weighted-average assumptions in estimating non-employees stock-based compensation expense:

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Expected volatility	78%	79%	79%	79%
Contractual term remaining (in years)	9.0	7.9	8.1	7.4
Risk-free interest rate	1.6%	1.8%	1.7%	2.3%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%